[UBS GLOBAL ASSET MANAGEMENT LOGO]

                      UBS INSTITUTIONAL MONEY MARKET FUNDS

                          UBS SELECT MONEY MARKET FUND
                            UBS SELECT TREASURY FUND

                       Supplement dated March 22, 2005 to
                        Prospectus dated August 30, 2004
                     --------------------------------------

Dear Investor,

The purpose of this supplement is to revise and update information appearing in Appendix A to the prospectus.

The holiday schedule appearing in the middle of Appendix A is revised and updated to read as follows for the remainder of 2005:


                                                          Early Close
                                                    (3:00 p.m. Eastern Time)
                      Holidays
      Good Friday,                               Thursday,
      Friday, March 25, 2005                     March 24, 2005

      Memorial Day,                              Friday,
      Monday, May 30, 2005                       May 27, 2005

      Independence Day,                          Friday,
      Monday, July 4, 2005                       July 1, 2005

      Labor Day,                                 Friday,
      Monday, September 5, 2005                  September 2, 2005

      Columbus Day,                              Friday,
      Monday, October 10, 2005                   October 7, 2005

      Veterans Day,                              Thursday,
      Friday, November 11, 2005                  November 10, 2005

      Thanksgiving Day,                          Wednesday,
      Thursday, November 24, 2005                November 23, 2005
                                                 &
                                                 Friday,
                                                 November 25, 2005

      Christmas (observed),                      Friday,
      Monday, December 26, 2005                  December 23, 2005

      New Year's Day (observed),                 Friday,
      Monday, January 2, 2006                    December 30, 2005


                                (ZS-267)